NOTE 7 - SEGMENT AND RELATED INFORMATION	3 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
NOTE 7 - SEGMENT AND RELATED INFORMATION

NOTE 7 - SEGMENT AND RELATED INFORMATION

The Company operates in two industry segments - manufacturing and the servicing of medical equipment and management of diagnostic imaging centers.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies as disclosed in the Company’s 10-K as of June 30, 2012. All inter-segment sales are market-based. The Company evaluates performance based on income or loss from operations.

Summarized financial information concerning the Company's reportable segments is shown in the following table:

(000's omitted)

	Medical Equipment	Management Of Diagnostic Imaging Centers	Totals
For the three months ended Sept. 30, 2012
Net revenues from external customers	$3,777	$5,734	$9,511
Inter-segment net revenues	$202	$—	$202
Income from operations	$227	$1,649	$1,876
Depreciation and amortization	$158	$257	$415
Capital expenditures	$71	$176	$247
For the three months ended Sept. 30, 2011
Net revenues from external customers	$4,708	$4,900	$9,608
Inter-segment net revenues	$202	$—	$202
Income from operations	$751	$1,010	$1,761
Depreciation and amortization	$175	$350	$525
Capital expenditures	$39	$116	$155